STOCKHOLDERS EQUITY (Details 6) - Options [Member] - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Number of Shares, Outstanding Beginning Balance	3,088,333	3,377,222	3,377,222	3,512,500
Number of Shares, Granted	720,169	76,667	0	568,333
Number of Shares, Exercised	0	0	(222,222)
Number of Shares, Forfeited		0	0	0
Number of Shares, Expired		143,333
Number of Shares, Expired/Forfeited	0	0
Number of Shares, Outstanding Ending Balance	3,808,502	3,310,556	3,088,333	3,377,222
Number of Shares, Vested and exercisable Ending Balance	3,056,125	2,883,458	2,766,467
Number of Shares, Non-vested Ending Balance	752,377	427,098	321,866
Exercise price	$ 2.51	$ 3.75	$ 0	$ 2.48
Weighted-Average Exercise Price, Exercised	0.00	0.00	0.75	0
Weighted-Average Exercise Price, Forfeited		0	0	0
Weighted-Average Exercise Price, Expired	0	0
Weighted-Average Exercise Price, Expired/Forfeited	0
Weighted-Average Exercise Price, Outstanding Ending Balance	1.39	1.10	1.13	1.10
Weighted-Average Exercise Price, Vested and exercisable Ending Balance	1.02	0.89	$ 0.90
Number of Shares, Cancelled			(66,667)
Weighted-Average Exercise Price, Non-vested Ending Balance	2.91	2.59	$ 3.07
Weighted-Average Grant-Date Fair Value, Granted	1.18	0	0	1.98
Weighted-Average Grant-Date Fair Value, Exercised	0.00	0.00	0	0
Weighted-Average Grant-Date Fair Value, Forfeited		0	0	0
Weighted-Average Grant-Date Fair Value, Expired		0
Weighted-Average Grant-Date Fair Value, Expired/Forfeited	0
Weighted-Average Grant-Date Fair Value, Outstanding Ending Balance	1.13	1.01	1.06	1.06
Weighted-Average Grant-Date Fair Value, Vested and exercisable Ending Balance	1.14	0.93	1.02
Weighted-Average Grant-Date Fair Value, Non-vested Ending Balance	1.29	1.90	1.97
Weighted-Average Exercise Price, Outstanding Beginning Balance	$ 1.13	$ 1.10	$ 1.10	$ 0.90
Aggregate Intrinsic Value of Outstanding Warrant Shares, Granted	$ 273,207	$ 0	$ 0	$ 720,000
Aggregate Intrinsic Value of Outstanding Warrant Shares, Exercised	0	0	0	0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Forfeited		0	0	0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Expired		(200,000)
Aggregate Intrinsic Value of Outstanding Warrant Shares, Expired/Forfeited	0	0
Aggregate Intrinsic Value of Outstanding Warrant Shares, Outstanding Ending Balance	2,103,206	1,830,000	1,829,999	$ 2,030,000
Aggregate Intrinsic Value of Outstanding Warrant Shares, Vested and exercisable Ending Balance	2,054,017	1,469,818	1,611,068
Aggregate Intrinsic Value of Outstanding Warrant Shares, Non-vested Ending Balance	$ 49,189	$ 360,182	$ 218,931
Weighted-Average Remaining Contractual Term (in years), Outstanding Beginning Balance	4 months 24 days	8 months 12 days
Weighted-Average Remaining Contractual Term (in years), Granted	3 years	2 years 9 months 18 days
Weighted-Average Remaining Contractual Term (in years), Outstanding Ending Balance	8 months 12 days	6 months
Weighted-Average Remaining Contractual Term (in years), Vested and exercisable Ending Balance	2 months 12 days	3 months 18 days
Weighted-Average Remaining Contractual Term (in years), Non-vested Ending Balance	2 years 7 months 6 days	1 year 6 months
Weighted-Average Grant-Date Fair Value, Outstanding Beginning Balance	$ 1.06	$ 1.06	$ 1.06	$ 0.75
Aggregate Intrinsic Value of Outstanding Warrant Shares, Outstanding Beginning Balance	$ 1,829,999	$ 2,030,000	$ 2,030,000	$ 1,908,750